Derivative instruments and hedging activities - Additional information (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020
Derivative liability position with credit-risk-related contingent features		¥ 753,000	¥ 750,000
Collateral pledged for derivative instruments with credit-risk-related contingent features that are in a liability position		567,000	635,000
Additional collateral required to be posted, aggregate fair value		0	3,000
Gross liability balance of total return swaps in respect of financial assets derecognised	[1]	17,182,000	¥ 20,790,000
Total return swap [Member]
Transfer of financial assets accounted for sale amount derecognised		20,854
Cash proceeds received from derecognition of financial assets amount		20,865
Transfer of financial assets accounted for sale fair value of derecognised assets		20,312
Financial assets derecognised [Member] | Total return swap [Member]
Gross liability balance of total return swaps in respect of financial assets derecognised		¥ 496

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.